Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Stock-Based Compensation Expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expenses	$ 52,650	$ 185,578	$ 329,760	$ 1,974,566
Selling, general and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expenses	51,184	99,207	234,298	1,309,687
Research and development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expenses	$ 1,466	$ 86,371	$ 95,462	$ 664,879